Related Party Balances and Transactions - Schedule of Related Parties’ Relationships (Details)	6 Months Ended
Sep. 30, 2024
Hongyu Zhang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder; director of various subsidiaries
Bingzhong Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director of the Company
Ming Ni [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Operating Officer
Mrs. Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Spouse of Bingzhong Wang
Antalpha [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Minority shareholder of the Company
LSQ Investment Fund SPC - Next Generation Fund I SP [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager
Antpool Technologies Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder of Antalpha
Folius Digital Opportunities Master Fund [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Minority shareholder of the Company
Folius Venture LLC [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	General partner of Folius Digital Opportunities Master Fund